Portfolio of Investments The SPAC and New Issue ETF	December 31, 2025 (Unaudited)

Shares/Units		Fair Value ($)
Common Stocks — 75.8%
Financials — 74.5%
74,315	Acropolis Infrastructure Escrow(a)	–
10,000	Activate Energy Acquisition Corp.(a)	100,000
15,000	Aldel Financial II, Inc.(a)	157,650
20,000	American Drive Acquisition Co.(a)	199,800
40,000	Berto Acquisition Corp.(a)	405,600
25,000	Bitcoin Infrastructure Acquisition Corp., Ltd.(a)	249,000
5,000	Bluerock Acquisition Corp.(a)	50,000
20,065	Cantor Equity Partners I, Inc.(a)	209,077
20,000	Cantor Equity Partners II, Inc., Class A(a)	225,200
20,000	Cantor Equity Partners III, Inc., Class A(a)	204,000
20,000	Cantor Equity Partners IV, Inc., Class A(a)	205,600
20,000	Cantor Equity Partners V, Inc., Class A(a)	205,000
25,010	Churchill Capital Corp. IX(a)	265,856
5,000	Daedalus Special Acquisition Corp.(a)	50,250
10,000	Digital Asset Acquisition Corp.(a)	105,900
25,000	Dynamix Corp. III(a)	251,250
40,000	GSR IV Acquisition Corp.(a)	412,000
5,000	Hennessy Capital Investment Corp. VII(a)	53,000
5,000	Inflection Point Acquisition Corp. III(a)	52,000
25,000	Iron Horse Acquisition II Corp.(a)	248,500
40,000	ITHAX Acquisition Corp. III(a)	398,400
20,000	Launchpad Cadenza Acquisition Corp. I(a)	199,600
5,000	Leapfrog Acquisition Corp.(a)	50,025
20,000	M3-Brigade Acquisition V Corp., Class A(a)	212,600
20,000	M3-Brigade Acquisition VI Corp.(a)	202,000
15,000	Melar Acquisition Corp. I(a)	159,450
30,000	Meshflow Acquisition Corp.(a)	300,000
23,586	Renatus Tactical Acquisition Corp. I(a)	251,663
5,000	Rithm Acquisition Corp., Class A(a)	51,950
20,000	Silicon Valley Acquisition Corp.(a)	198,900
		5,674,271
Health Care — 0.0%(b)
160	DIH Holdings U.S., Inc.(a)	1
Information Technology — 1.3%
10,000	Social Commerce Partners Corp.(a)	100,000
Total Common Stocks (Cost $5,773,486)		5,774,272
Exchange-Traded Funds — 22.6%
7,000	F/m US Treasury 3 Month Bill ETF	349,160
1,500	iShares 0-1 Year Treasury Bond ETF	165,225
5,250	iShares 1-5 Year Investment Grade Corp. Bond ETF	277,620
9,500	Schwab Short-Term US Treasury ETF	231,515
3,500	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	319,830
6,500	Vanguard Short-Term Treasury ETF, Class T	381,745
Total Exchange-Traded Funds (Cost $1,725,619)		1,725,095
Private Investments — 0.0%(b)
59,668	Clean Energy Special Situations Corp. - Founder Shares(c)(d)	–
33,750	Silver Spike Sponsor II LLC(c)(d)	34(e)
Total Private Investments (Cost $153,894)		34
Warrants — 0.0%(b)
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	–
19,889	Clean Energy Special Situations Corp. - Private Placement Units, 01/13/2049(c)(d)	20
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	–
Total Warrants (Cost $45,666)	20
Total Investments — 98.4% (Cost $7,698,665)	7,499,421
Net other assets (liabilities) — 1.6%	120,764
Net Assets — 100.0%	7,620,185

Portfolio of Investments (continued) The SPAC and New Issue ETF	December 31, 2025 (Unaudited)

The illiquid restricted securities held as of December 31, 2025 are identified below.

Security	Acquisition Date(f)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Clean Energy Special Situations Corp. – Founder Shares	8/12/2021	153,894	59,668	–	–
Clean Energy Special Situations Corp. – Private Placement Units	8/12/2021	45,000	19,889	20	0.0
Silver Spike Sponsor II LLC	4/22/2024(g)	–(g)	33,750	34	0.0

Amounts shown as "—" are either $0 or round to less than $1

(a)	Non-income producing security
(b)	Represents less than 0.05%.
(c)

Security which is restricted to resale. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at December 31, 2025 was $54 which represented less than 0.00% of the net assets of the Fund.

(d)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of December 31, 2025.
(e)	Each unit represents one share and ½ warrant.
(f)	Acquisition date represents the initial purchase date of the security, if applicable.
(g)

Silver Spike Sponsor II LLC was removed from the portfolio when the SPAC liquidated and then added back onto accounting records on date above in anticipation of final distribution of Trust assets. Since the value of the distribution is unknown, this security is fair valued at $0.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depositary Receipts